UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	(312) 663-3444

Signature, Place and Date of Signing:

Elizabeth R. Foster		Chicago, Illinois	February 14, 2001
		[Signature]			[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		56,893 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES		INV.		OTHER	VOTING AUTH
					CLASS				X1000					DISC		MGR	SOLE SHR NONE

ABGENIX INC                     COM               00339B107              1420          24048         SH
ALZA CORP DEL                   COM               022615108              4284         100800         SH
ARADIGM CORP                    COM               038505103              3377         230900         SH
BIOCRYST PHARMACEUTICALS        COM               09058V103               178          26900         SH
BIOSITE DIAGNOSTICS INC         COM               090945106               315           7800         SH
BOSTON SCIENTIFIC CORP          COM               101137107              2053         150000         SH
CV THERAPEUTICS INC             COM               126667104               927          13100         SH
CELL GENESYS INC                COM               150921104              2699         118300         SH
CONNETICS CORP                  COM               208192104               943         206600         SH
COR THERAPEUTICS INC            COM               217753102              4458         126700         SH
CORVAS INTL INC                 COM               221005101               837          58200         SH
CURIS INC                       COM               231269101              4051         456430         SH
EMISPHERE TE CHNOLOGIES INC     COM               291345106               435          17400         SH
ICN PHARMACEUTICALS INC NEW     COM               448924100              6524         212600         SH
ILEX ONCOLOGY INC               COM               451923106              1358          51600         SH
INSITE VISION INC               COM               457660108               181          60200         SH
INTERNEURON PHARMACEUTICALS     COM               460573108               168         131400         SH
LIFECELL CORP                   COM               531927101               101          63500         SH
MATRIX PHARMACEUTICAL INC       COM               576844104              7639         446100         SH
NPS PHARMACEUTICALS INC         COM               62936P103              1728          36000         SH
NAPRO BIOTHERAPUTICS INC        COM               630795102              1982         233600         SH
NORTHFIELD LABS INC             COM               666135108              1634         155600         SH
PFIZER INC                      COM               717081103              5235         113800         SH
SICOR INC                       COM               825846108               761          52700         SH
TRIANGLE PHARMACEUTICALS INC    COM               89589H104               939         190100         SH
TARO PHARMACEUTICAL INDS LTD    ORD               M8737E108              2547          82000         SH





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